May 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      Gabelli Investor Funds, Inc. (the "Fund")
                  File Nos. 33-54016 and 811-07326

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 13 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000393).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0560.


                                      Very truly yours,

                                      /s/ Amy M. Kelley
                                      Amy M. Kelley
                                      Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd